Derivatives (Credit Risk on Freestanding Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	$ 698	$ 148
Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	0	0
Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	0	0
Fixed Maturity Securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	777	179
Cash
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	$ 0	$ 0